ACCOUNTING PRINCIPLES AND POLICIES - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Operational facilities | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation period for property, plant and equipment	10 years
Operational facilities | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation period for property, plant and equipment	20 years
Leasehold Improvement | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation period for property, plant and equipment	5 years
Leasehold Improvement | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation period for property, plant and equipment	10 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation period for property, plant and equipment	5 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation period for property, plant and equipment	10 years
Other | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation period for property, plant and equipment	5 years
Other | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation period for property, plant and equipment	10 years